Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 773,733		$ 773,733		$ 648,251
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			648,251
Dividends paid	317,903				296,134
Noncontrolling interest increase from sale of parent equity interest	4,552				(15,173)
Minority interest decrease from distributions to noncontrolling interest holders	(46,216)				(32,275)
Changes in fair value of noncontrolling interests	(39,653)				(108,575)
Net Income	329,102	305,829	857,028	863,487
Other comprehensive income loss net of tax	(191,150)	33,730	(184,858)	(70,879)
Noncontrolling interests subject to put provisions ending balance	773,733		773,733		648,251
Put provisions exercisable	117,163		117,163
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Dividends paid	(104,876)				(122,179)
Noncontrolling interest increase from sale of parent equity interest	82,463				6,723
Minority interest decrease from distributions to noncontrolling interest holders	13,713				17,767
Changes in fair value of noncontrolling interests	39,653				108,575
Net Income	96,971				113,156
Other comprehensive income loss net of tax	(2,442)				949
Noncontrolling interests subject to put provisions ending balance					$ 523,260